Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Cash and cash equivalents
Cash and due from banks	$ 17,255	$ 13,590
Interest-earning deposits in other banks	19,165	23,248
Total cash and cash equivalents	36,420	36,838
Securities
Available-for-sale, at fair value	97,752	103,875
Held-to-maturity; fair value of $25,491 in 2017 and $23,444 in 2016	25,758	23,883
Restricted stock, at cost	4,614	4,614
Total securities	128,124	132,372
Loans held for sale	246
Loans	516,830	475,449
Less allowance for loan losses	5,604	5,291
Net loans	511,226	470,158
Premises and equipment, net	9,244	8,749
Core deposit intangible	268	383
Goodwill	4,728	4,728
Bank-owned life insurance	13,218	10,361
Accrued interest receivable and other assets	3,589	6,389
TOTAL ASSETS	707,063	669,978
Deposits
Noninterest-bearing	173,671	167,824
Interest-bearing	409,588	372,961
Total deposits	583,259	540,785
Short-term borrowings	39,480	48,742
Other borrowings	11,409	12,385
Accrued interest payable and other liabilities	2,383	2,651
Total liabilities	636,531	604,563
SHAREHOLDERS' EQUITY
Common stock, $6.25 par value. Authorized 9,000,000 shares; issued 2,980,602 shares in 2017 and 2016	18,629	18,629
Additional paid-in capital	9,815	9,815
Retained earnings	47,535	42,629
Treasury stock at cost - 238,360 shares in 2017 and 2016	(4,784)	(4,784)
Accumulated other comprehensive loss	(663)	(874)
Total shareholders' equity	70,532	65,415
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	$ 707,063	$ 669,978